Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 320,567	$ 295,785
Current assets	1,288,694	1,115,866
Assets	7,391,285	7,062,534
Current liabilities	1,374,589	1,440,297
Liabilities	$ 5,390,006	$ 6,041,309
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	49,488,000	49,488,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.004	$ 0.004
Common stock, shares authorized (in shares)	0	175,000,000
Common stock, shares issued (in shares)	0	133,376,000
Common stock, shares outstanding (in shares)	0	133,376,000
Series A Convertible Redeemable Preferred Stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares authorized (in shares)	512,000	512,000
Convertible redeemable preferred stock, shares issued (in shares)	401,000	343,000
Convertible redeemable preferred stock, shares outstanding (in shares)	401,000	343,000
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.004	$ 0.004
Common stock, shares authorized (in shares)	700,000,000	0
Common stock, shares issued (in shares)	55,052,000	0
Common stock, shares outstanding (in shares)	55,052,000	0
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.004	$ 0.004
Common stock, shares authorized (in shares)	175,000,000	0
Common stock, shares issued (in shares)	132,443,000	0
Common stock, shares outstanding (in shares)	132,443,000	0
Variable Interest Entity, Primary Beneficiary
Cash and cash equivalents	$ 100,971	$ 72,540
Current assets	407,315	322,210
Assets	1,419,579	1,309,113
Current liabilities	341,147	320,922
Liabilities	$ 449,561	$ 424,297